DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Country Risk and Cash Concentration (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	¥ 85,236,288	$ 12,188,627	¥ 36,523,995
Cash and cash equivalents | Credit concentration risk, customers or financial institutions
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	85,236,288		36,523,995
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	28,828,497		27,548,339
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	28,828,342		27,548,189
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in U.S. Dollar ("USD")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	155		150
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	56,407,791		8,975,656
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Renminbi ("RMB")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	86
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in U.S. Dollar ("USD")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	56,401,795		8,975,075
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar ("HKD")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	5,822		¥ 581
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in United Kingdom Pounds ("GBP")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	87
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Australia Dollar ("AUD")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	¥ 1